WARRANTS (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrants liability, Carrying Value	$ 378,579	$ 374,166
Fair Value, Inputs, Level 1 [Member]
Warrants liability, Fair Value Measurement	0	0
Fair Value, Inputs, Level 2 [Member]
Warrants liability, Fair Value Measurement	378,579	374,166	96,469
Fair Value, Inputs, Level 3 [Member]
Warrants liability, Fair Value Measurement	$ 0	$ 0